42. Information related to guaranteed securities issued by subsidiaries (Details 2) - Oil And Gas Producing Activities [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Entities [member]
Net operation revenues:
Sales to third parties	$ 871	$ 1,062	$ 2,330
Intersegment	33,524	49,400	50,052
Net operation revenues	34,395	50,462	52,382
Production costs	(9,437)	(15,818)	(19,970)
Exploration expenses	(803)	(799)	(524)
Depreciation, depletion and amortization	(8,661)	(11,486)	(8,998)
Impairment of oil and gas properties	(7,364)	(1,956)	(1,391)
Other operating expenses	(1,080)	(1,426)	(3,153)
Results before income tax expenses	7,050	18,977	18,346
Income tax expenses	(2,398)	(6,451)	(6,236)
Results of operations (excluding corporate overhead and interest costs)	4,652	12,526	12,110
Consolidated Entities [member] | BRAZIL
Net operation revenues:
Sales to third parties	763	888	1,142
Intersegment	33,524	49,400	50,052
Net operation revenues	34,287	50,288	51,194
Production costs	(9,378)	(15,749)	(19,741)
Exploration expenses	(8,611)	(793)	(516)
Depreciation, depletion and amortization	(11,436)	(11,436)	(8,716)
Impairment of oil and gas properties	(7,364)	(1,535)	(686)
Other operating expenses	(885)	(1,420)	(2,188)
Results before income tax expenses	7,253	19,354	19,347
Income tax expenses	(2,466)	(6,579)	(6,576)
Results of operations (excluding corporate overhead and interest costs)	4,786	12,775	12,771
Consolidated Entities [member] | South America [Member]
Net operation revenues:
Sales to third parties	108	174	190
Intersegment
Net operation revenues	108	174	190
Production costs	(59)	(69)	(77)
Exploration expenses	(7)	(6)	(7)
Depreciation, depletion and amortization	(50)	(37)	(40)
Impairment of oil and gas properties
Other operating expenses	(2)	(13)	(839)
Results before income tax expenses	(10)	50	(773)
Income tax expenses	3	(17)	263
Results of operations (excluding corporate overhead and interest costs)	(7)	33	(510)
Consolidated Entities [member] | North America [Member]
Net operation revenues:
Sales to third parties			998
Intersegment
Net operation revenues			998
Production costs			(152)
Exploration expenses			(1)
Depreciation, depletion and amortization			(221)
Impairment of oil and gas properties			(705)
Other operating expenses	(167)	41	(88)
Results before income tax expenses	(167)	41	(169)
Income tax expenses	57	(14)	57
Results of operations (excluding corporate overhead and interest costs)	(110)	27	(112)
Consolidated Entities [member] | Other Countries [member]
Net operation revenues:
Sales to third parties
Intersegment
Net operation revenues
Production costs
Exploration expenses
Depreciation, depletion and amortization		(13)	(21)
Impairment of oil and gas properties		(421)
Other operating expenses	(26)	(34)	(38)
Results before income tax expenses	(26)	(468)	(59)
Income tax expenses	9	159	20
Results of operations (excluding corporate overhead and interest costs)	(17)	(309)	(39)
Consolidated Entities [member] | Abroad [member]
Net operation revenues:
Sales to third parties	108	174	1,188
Intersegment
Net operation revenues	108	174	1,188
Production costs	(59)	(69)	(229)
Exploration expenses	(7)	(6)	(8)
Depreciation, depletion and amortization	(50)	(50)	(282)
Impairment of oil and gas properties		(421)	(705)
Other operating expenses	(195)	(6)	(965)
Results before income tax expenses	(203)	(377)	(1,001)
Income tax expenses	69	128	340
Results of operations (excluding corporate overhead and interest costs)	(134)	(249)	(661)
Equity Method Investee [member]
Net operation revenues:
Sales to third parties	148	1,114	375
Intersegment
Net operation revenues	148	1,114	375
Production costs	(54)	(124)	(40)
Exploration expenses		(5)	(2)
Depreciation, depletion and amortization	(57)	(292)	(109)
Impairment of oil and gas properties
Other operating expenses	(158)	(20)	(12)
Results before income tax expenses	(121)	672	212
Income tax expenses	41	(229)	(162)
Results of operations (excluding corporate overhead and interest costs)	$ (80)	$ 443	$ 50